Plant and equipment, net - Plant and equipment (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Plant and equipment
Net intangible assets	$ 8,674,639	$ 7,455,367
Less: accumulated depreciation	(4,125,427)	(3,492,912)
Total	4,549,212	3,962,455
Buildings
Plant and equipment
Net intangible assets	3,950,375	3,620,194
Automobile
Plant and equipment
Net intangible assets	118,487	88,038
Electronic devices
Plant and equipment
Net intangible assets	3,808,900	3,711,772
Office equipment
Plant and equipment
Net intangible assets	34,105	35,363
Leasehold improvements
Plant and equipment
Net intangible assets	$ 762,772	$ 0